Accounts receivable (Tables)	3 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Schedule of Accounts Receivable

	March 31, 2026	December 31, 2025
Customer trade receivables	$2,652	$2,675
Holdback receivable	—	5,811
Other receivables	1,043	2,032
Due from related parties (note 13)	290	274
Allowance for expected credit losses	(460)	(615)
	$3,525	$10,177